Subsequent event (Details) - Agreement to Sell Equity Interest [Member] ¥ in Thousands, $ in Thousands	1 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 SGD ($)
Changsha Pengai Aesthetic Medical Hospital Co., Ltd.
Subsequent event
Agreement to sell equity interest (as a percent)	77.00%	77.00%
Consideration for sale of equity interest | ¥	¥ 4,620
Mendis Singapore Pte. Ltd
Subsequent event
Agreement to sell equity interest (as a percent)	44.40%	44.40%
Consideration for sale of equity interest | $		$ 840